Cover-All Technologies Inc.

55 Lane Road, Suite 300

Fairfield, New Jersey 07004

July 2, 2009

VIA EDGAR & FACSIMILE

Ms. Barbara C. Jacobs

Assistant Director

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4561

Re:	Cover-All Technologies Inc.

Amendment No. 1 to Registration Statement on Form S-1

Filed May 29, 2009

File No. 333-156397

Form 10-K for the Fiscal Year Ended December 31, 2008

Filed March 30, 2009

File No. 000-13124

Dear Ms. Jacobs:

On behalf of Cover-All Technologies Inc., a Delaware corporation (“Cover-All” or the “Company”), we are transmitting responses to your letter of comments dated June 11, 2009, relating to the Company’s Amendment No. 1 to Registration Statement on Form S-1, filed on May 29, 2009, and Form 10-K for the fiscal year ended December 31, 2008 filed on March 30, 2009. We have today filed Amendment No. 2 to the Registration Statement, a copy of which has been marked with the changes from Amendment No. 1 to the Registration Statement.

Please note that for your convenience we have recited each of your comments and provided the response to each comment immediately thereafter.

Form S-1/A

Major Customers, page 26

1.

We note your response to prior comment 1. Your amended disclosure in this section indicates that three units of AIG accounted for 15%, 17% and 27% of your revenues for the year ended December 31, 2008. In your response letter, please describe your contractual arrangements with these three AIG units. Also, provide your analysis as to why you are not substantially dependent on your agreements with any of these customers.

Ms. Barbara C. Jacobs July 2, 2009 Page 2

Response: The following is a summary of our contractual arrangements with the three units of AIG referenced in the “Business – Major Customers” section of the Registration Statement and an analysis as to why we have determined that we are not substantially dependent on any particular contract with these three units of AIG.

We, through our wholly-owned subsidiary, Cover-All Systems, Inc., a Delaware corporation, entered into a Master Agreement for Software License and Support Services and Professional Services with an affiliate of AIG, which became effective on March 1, 2002, and was amended effective January 1, 2005, October 9, 2006, September 28, 2007, October 23, 2007 and March 7, 2008, respectively (as so amended, the “Master Agreement”).

The Master Agreement is made in the ordinary course of our business and contains the general terms and provisions whereby we would license to a customer our software products. The Master Agreement covers such topics as ownership and proprietary nature of the software, grant of license, provision of support services, provision of professional services, software installation, software operating environment, proprietary information, payment of fees and taxes, indemnity, warranty and limitation of liability, term and termination and miscellaneous provisions.

More specifically, the Master Agreement sets forth the general terms and conditions for the Company (i) to grant a license for the AIG affiliate to use our software (including certain third-party software included therein) in their data processing system for access and use by their clients, (ii) to provide certain related support services and (iii) to provide certain related professional services such as the configuration, customization and integration of the licensed software. However, the grant of any particular software license, the provision of any particular support services related thereto and the particular fees and payments therefor are each contained in, and expressly subject to the entry into, what we call a Client Services Addendum with the client. Similarly, the provision of any particular professional services and the particular fees and payments therefor are subject to the entry into a separate Work Order (or a Client Services Addendum that provides for any particular professional services) with the client. Any Client Services Addendum or Work Order must be mutually agreed upon by the parties before its terms take effect. As a result, the Master Agreement by itself does not generate any business or revenue for the Company; rather, only through the signing of a Client Services Addendum or Work Order will the Company have a contractual arrangement to generate revenue.

The term of the Master Agreement expires on September 30, 2012 (unless terminated earlier pursuant to the provisions thereof) and will automatically renew for successive one-year periods unless a party delivers a written notice of non-renewal to the other party at least 180 days prior to the expiration of the then current term.

Ms. Barbara C. Jacobs July 2, 2009 Page 3

In accordance with the Master Agreement, we, through Cover-All Systems, Inc., have entered into a total of three Client Services Addenda with respect to the use of our software products (such as our My Insurance Center and MIC Rating & Insurance products) by the respective three units of AIG. Each Client Services Addendum contains such information and provisions as the client name and address, a detailed listing and description of the licensed software, license and support services fees, termination provisions and certain other miscellaneous provisions. Most significantly, as described in greater detail below, each of these Client Services Addenda covers different units of AIG, different software and service components and different fees.

The Client Services Addendum we entered into with the first unit of AIG became effective on March 1, 2002, and was amended as of January 1, 2005, September 28, 2007 and March 7, 2008, respectively (as so amended, the “First CSA”). The First CSA provides for Cover-All to grant a perpetual software license and to provide related support services. Under the First CSA, Cover-All received a combined license and support services fee payable on a quarterly basis until December 31, 2004. Thereafter, through the aforesaid amendments, Cover-All granted additional software licenses and provided related support services, and has received additional one-time license fees and annual support services fees. The support services are to be provided for a term through September 30, 2012, which term is renewable for successive one-year periods.

The Client Services Addendum we entered into with the second unit of AIG (the “Second CSA”) became effective on October 23, 2007. The Second CSA provides for Cover-All to grant a perpetual software license and to receive a license fee payable upon the execution of the Second CSA and in six subsequent installments, each upon the completion of a certain stage in the delivery, installation and/or production of the licensed software. The Second CSA also provides for Cover-All to provide certain support services related to the licensed software and receive fees therefor on an annual basis. The support services are to be provided for a term through September 30, 2012, which term is renewable for successive one-year periods. The Second CSA also provides an estimated budget for professional services, subject to individual Work Orders to be mutually agreed and the prevailing rates for professional services at the time of providing such professional services.

The Client Services Addendum we entered into with the third unit of AIG (the “Third CSA”) became effective on June 26, 2008. The Third CSA provides for Cover-All to grant a perpetual software license and to receive a license fee payable upon execution of the Third CSA and in two subsequent installments, each based upon the timing of the release and production of the licensed software. The Third CSA also provides for Cover-All to provide certain support services related to the licensed software and receive fees therefor

Ms. Barbara C. Jacobs July 2, 2009 Page 4

on an annual basis. The support services are to be provided for a term through September 30, 2012, which term is renewable for successive one-year periods. The Third CSA also provides an estimated budget for professional services, subject to individual Work Orders to be mutually agreed and the prevailing rates for professional services at the time of providing such professional services.

As a software and services company, we derive our revenues primarily from license sales and through support and professional services fees. We have 35 customers, and we have written license and services agreements with each customer. We therefore view each of the Master Agreement, the First CSA, Second CSA, Third CSA and related Work Orders as the type of contract that “ordinarily accompanies the kind of business conducted” by us, as described in Item 601(b)(10)(ii) of Regulation S-K.

In analyzing whether we are substantially dependent on any of our contractual arrangements with any of the three units of AIG, we believe it is appropriate to treat the Master Agreement and related Client Services Addenda and Work Orders with respect to each of the three units of AIG as three separate contractual arrangements with three different customers. As noted above, each of the First CSA, Second CSA and Third CSA covers different customers, different software and service components and different fees and payment structures, and each is wholly independent from each other. There is no cross-default provision in any of these Client Services Addenda, and each of them can be terminated individually without affecting the term of the remaining ones.

We do not believe we are substantially dependent on the Master Agreement and any of the related Client Services Addenda and Work Orders with respect to any of the three units of AIG for the following reasons:

•	Without signing a Client Services Addendum and Work Order, the Master Agreement by itself does not generate any business or revenues for us.

•

All of our existing Client Services Addenda and Work Orders under the Master Agreement were negotiated on a case-by-case basis, and at different times, with each different AIG unit, and all of our future Client Services Addenda and Work Orders under the Master Agreement will continue to be subject to the negotiation and mutual agreement by the parties. The Master Agreement itself does not represent any obligation on the part of any customer to continue to purchase our software license, support services or professional services.

•	Although the software licenses granted under the First CSA, Second CSA and Third CSA are perpetual, the software license fees provided therein are one-time

Ms. Barbara C. Jacobs July 2, 2009 Page 5

in nature and do not obligate the respective customer to continue to purchase any additional software license.

•

The professional services fees are subject to the entry into individual Work Orders (or a Client Services Addendum that provides for any particular professional services) and the then prevailing rates for such services charged by us, and the customer has no obligation to continue to purchase our professional services.

•

The support services provided under each of the First CSA, Second CSA and Third CSA will expire on September 30, 2012 and are renewable for successive one-year periods. In other words, these Client Services Addenda are the only contractual arrangements with our AIG customer that reflect any ongoing commitment by these customers to purchase, and by us to provide, our support services. By way of comparison, our license revenues are non-recurring in nature (as they are paid upon the licensing and delivery of our product) and our professional services revenues are provided on an ad hoc, as-needed basis (as the customer has no obligation to purchase new professional services throughout the duration of any of the Client Service Addenda).

•

The amount of the support services fees generated under the First CSA, Second CSA and Third CSA relative to our total revenues are, in our view, insignificant and do not reflect fees upon which we, as a company, are substantially dependent. For the year ended December 31, 2008, the revenues generated from the support services fees related to the First CSA, Second CSA and Third CSA were approximately $1,497,000, $510,000 and $280,000, respectively, representing approximately 11.1%, 3.8% and 2.1% of our total revenues.

•

Finally, our business model is based on a variable cost structure whereby we adjust our costs based on changes in the number of customers and the amount of services revenues expected therefrom. Accordingly, to the extent any one or more of these customers should terminate their Client Services Addendum, we would be able to reduce our costs related to such Client Services Addendum to compensate for the resulting decrease in services revenues.

For the reasons stated above, we do not believe any of our contractual arrangements with the three units of AIG is a type of contract upon which our business would be substantially dependent, such as “continuing contracts to sell the major part of registrant’s products or services or to purchase the major part of registrant’s requirements of goods, services or raw materials”, as referenced in Item 601(b)(10)(ii)(B) of Regulation S-K.

Ms. Barbara C. Jacobs July 2, 2009 Page 6

Exhibit 5.1

2.	Please file an updated legal opinion.

Response: We have filed an updated legal opinion.

Form 10-K for the Fiscal Year Ended December 31, 2008

Disclosure Controls and Procedures, page 28

3.

We note your statement that “our disclosure controls and procedures are effective in timely alerting our management to material information relating to us (including our consolidated subsidiaries) required to be disclosed in our reports filed or submitted under the Exchange Act.” In your response letter, please confirm, if true, that your officers concluded that your disclosure controls and procedures are effective to ensure that information required to be disclosed by your company in the reports you file or submit under the Exchange Act is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms, and are also effective to ensure that information required to be disclosed in the reports that you file or submit under the Exchange Act is accumulated and communicated to your management, including your chief executive officer and chief financial officer, to allow timely decisions regarding required disclosure. In future filings, please expressly tie your effectiveness conclusion to the definition of disclosure controls and procedures as set out in Rule 13a-15(e) under the Exchange Act, or recite the entire definition. We note that the effectiveness conclusion in your Form 10-Q for the quarterly period ended March 31, 2009 does recite the entire definition of disclosure controls and procedures as set out in Rule 13a-l5(e).

Response: We confirm that we carried out an evaluation, under the supervision and with the participation of our management, including our Chief Executive Officer and our Chief Financial Officer, of the effectiveness of the design and operation of our disclosure controls and procedures as of December 31, 2008.  Based upon that evaluation, our Chief Executive Officer and our Chief Financial Officer concluded that, as of December 31, 2008, our disclosure controls and procedures were effective to ensure that information required to be disclosed by us in reports that we file or submit under the Exchange Act is recorded, processed, summarized and reported within the time periods specified in the SEC rules and forms, and include controls and procedures designed to ensure that information required to be disclosed by us in such reports is accumulated and communicated to our management, including our Chief Executive Officer and our Chief Financial Officer, as appropriate to allow timely decisions regarding required disclosure.

Ms. Barbara C. Jacobs July 2, 2009 Page 7

We acknowledge your comments and will, in future filings, expressly tie our effectiveness conclusion to the definition of disclosure controls and procedures as set out in Rule 13a-15(e) under the Exchange Act, or recite the entire definition.

Exhibits 31.1 and 31.2

4.

We note that the identification of the certifying individuals at the beginning of the certifications required by Exchange Act Rule 13a-14(a) includes the titles of the certifying individuals. We also note that this same change appears in the certifications filed with your Form 10-Q for the quarterly period ended March 31, 2009. In future filings, please be sure that your certifications are in the exact form as set forth in Item 601(b)(31) of Regulation S-K. See Staff Alert: Annual Report Reminders (March 4, 2005) at http://www.sec.gov/divisions/corpfin/cfalerts/cfalert030405.htm

Response: We acknowledge your comments and will, in future filings, be sure that our certifications are in the exact form as set forth in Item 603(b)(31) of Regulation S-K.

* * *

Please call the undersigned at (973) 461-5190 or David E. Weiss of DLA Piper LLP (US) at (212) 335-4957 if you have any questions or require further information. Please advise us if we can further assist you in the review of the above-referenced document.

Very truly yours,

 /s/ Ann F. Massey

Ann F. Massey

Chief Financial Officer

cc:	John W. Roblin, Chairman and Chief Executive Officer David E. Weiss, Esq.